Long term debt - Schedule of Promissory Notes (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Current portion of long term debt	$ 29,996	$ 0
Long-term portion of debt	265,962	70,065
Promissory notes
Debt Instrument [Line Items]
Current portion of long term debt	$ 28,443	$ 0